ACCOUNTS AND NOTES RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2018
ACCOUNTS AND NOTES RECEIVABLE, NET
Schedule of accounts and notes receivable, net

	As at December 31
	2017	2018	2018
	RMB	RMB	US$
Accounts receivable	737,946	1,059,129	154,043
Notes receivable	2,100	12,820	1,865
Allowance for doubtful accounts	(5,794)	(25,105)	(3,651)
Accounts and notes receivable, net	734,252	1,046,844	152,257

Schedule of movements in allowance for doubtful accounts

	As at December 31
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Balance at beginning of the year	(7,956)	(6,708)	(5,794)	(843)
Additions	(14,851)	(18,958)	(60,183)	(8,753)
Write-offs	16,099	19,872	40,872	5,945
Balance at end of the year	(6,708)	(5,794)	(25,105)	(3,651)